Subsequent Events - Additional Information (Detail)			12 Months Ended
	Feb. 08, 2022 shares	Jan. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Subscription Agreement [Member] | PIPE Shares [Member]
Subsequent Event [Line Items]
Number of shares subscribed to purchase			3,650,000
Per share price of subscribed shares | $ / shares			$ 10.00
Value of subscribed shares | $			$ 36,500,000
Subsequent Event [Member] | Quanergy Systems, Inc [Member] | Merger Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Number Shareholders of the Company	600,000	26,867,796
Percentage of the shares with redemption rights	0.022	0.973
Right exercised to redeem shares for cash at redemption price per share | $ / shares		$ 10.07
Right exercised to redeem shares for cash at redemption | $		$ 270,503,771
Number of Redemption Right Shares Reversed	6,040,773